Financial Risk Factors and Risk Management - Sensitivity Analysis and Equity Swaps Sensitivity (Details) - Cash-Settled RSUs € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Financial Risk Factors and Risk Management
Percentage of increase in SAP share price	10.00%
Percentage of decrease in SAP share price	10.00%
Increase in SAP share price of 10% - increase in OCI	€ (4)
Decrease in SAP share price of 10% - decrease in OCI	€ 4